DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2022

(Unaudited)

Shares	Description	Value

	COMMON STOCKS & MLP INTERESTS - 114.5%

	ELECTRIC, GAS AND WATER - 80.2%
1,920,490	Alliant Energy Corp. (a)	$114,960,531
1,336,300	Ameren Corp. (a)(b)	118,583,262
1,084,740	American Electric Power Co., Inc. (a)	98,060,496
450,675	American Water Works Co. (a)	72,468,540
880,250	Atmos Energy Corp. (a)	94,380,405
389,700	Black Hills Corp.	26,398,278
4,197,870	CenterPoint Energy, Inc. (a)	119,051,593
1,737,570	CMS Energy Corp. (a)	111,864,757
1,389,650	Dominion Energy, Inc. (a)	112,089,169
406,200	DTE Energy Co. (a)	48,918,666
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	35,281,925
1,296,855	Emera Inc. (Canada)	61,416,557
4,593,000	Enel S.p.A. (Italy)	34,913,720
418,620	Entergy Corp. (a)	46,789,157
1,249,510	Essential Utilities, Inc. (a)	60,901,117
1,629,791	Evergy, Inc. (a)(b)	105,871,223
1,266,770	Eversource Energy (a)	113,363,247
1,138,500	FirstEnergy Corp. (a)	47,771,460
1,079,800	Fortis Inc. (Canada)	51,264,605
3,539,400	Iberdrola, S.A. (Spain)	40,311,531
3,389,100	National Grid plc (United Kingdom)	49,089,319
1,081,600	New Jersey Resources Corp. (a)(b)	43,491,136
1,053,135	NextEra Energy, Inc. (a)(b)	82,270,906
710,910	Nextera Energy Partners, LP	53,474,650
2,655,000	NiSource Inc. (a)	77,472,900
800,000	Northwest Natural Holding Co.	37,872,000
2,300,000	OGE Energy Corp. (a)	87,216,000
576,000	ONE Gas, Inc. (a)(b)	44,864,640
936,100	Pinnacle West Capital Corp. (a)	65,161,921
1,797,400	Public Service Enterprise Group Inc. (a)	119,581,022
840,640	Sempra Energy (a)	116,142,822
1,500,000	South Jersey Industries, Inc.	37,530,000
1,377,395	Southern Co. (a)	95,715,179
840,900	Spire Inc. (a)(b)	55,432,128
1,074,100	WEC Energy Group, Inc. (a)	104,230,664
1,609,600	Xcel Energy Inc. (a)(b)	112,124,736

		2,696,330,262

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 18.1%
538,000	Cheniere Energy, Inc.	$60,202,200
681,000	DCP Midstream LP	19,347,210
80,000	DT Midstream Inc.	4,136,000
940,945	Enbridge Inc. (Canada)	39,773,745
4,045,062	Energy Transfer Equity LP	38,711,243
1,631,000	Enterprise Products Partners LP	38,556,840
118,280	Enviva Inc.	8,277,234
961,000	Equitrans Midstream Corp.	7,793,710
515,000	Golar LNG Limited* (Bermuda)	7,390,250
385,000	Hess Midstream LP Class A	11,303,600
540,000	Keyera Corp. (Canada)	12,699,638
1,425,026	Kinder Morgan, Inc. (a)	24,738,451
187,090	Magellan Midstream Partners LP	9,143,088
210,000	Marathon Petroleum Corp.	15,067,500
1,158,852	MPLX LP	38,033,523
492,150	ONEOK, Inc.	29,863,662
1,076,600	Pembina Pipeline Corp. (Canada)	34,165,416
2,439,900	Plains All American Pipeline, LP	26,277,723
1,056,120	Targa Resources Corp.	62,395,570
741,000	TC Energy Corp. (Canada) (a)	38,272,650
141,000	Valero Energy Corp.	11,698,770
1,084,000	Western Midstream Partners, LP	25,842,560
1,523,500	The Williams Companies, Inc.	45,613,590

		609,304,173

	TELECOMMUNICATIONS - 16.2%
289,000	American Tower Corp. (a)	72,683,500
2,290,700	AT&T Inc. (a)(b)	58,412,850
1,065,865	BCE Inc. (Canada) (a)	55,702,105
510,900	Cellnex Telecom SA (Spain)	23,080,589
1,100,250	Comcast Corp. Class A (a)(b)	55,001,498
541,925	Crown Castle International Corp. (a)(b)	98,906,732
62,935	Equinix, Inc.	45,621,582
2,349,500	Telus Corp. (Canada)	55,255,186
1,241,689	Verizon Communications Inc. (a)(b)	66,095,105
782,200	Vodafone Group Plc ADR (United Kingdom)	13,696,322

		544,455,469

	Total Common Stocks & MLP Interests
	(Cost $2,835,797,168)	3,850,089,904

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

Par Value	Description	Value

	BONDS - 17.3%

	ELECTRIC, GAS AND WATER - 9.2%
$18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)	$19,325,511
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	30,276,060
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)	13,558,148
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,344,250
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,232,939
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,849,490
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,643,262
3,000,000	Duke Energy Corp.
	3 3/4%, 4/15/24 (a)	3,115,962
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	10,392,021
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)	5,283,652
5,600,000	Edison International
	4 1/8%, 3/15/28	5,817,309
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	10,442,817
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	10,756,203
5,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27	5,175,549
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,319,654
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)	4,197,771
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	7,659,637
6,000,000	Exelon Corp.
	3.60%, 3/15/24 (a)	6,227,002

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

Par Value	Description	Value

$15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24 (a)(b)	$15,495,307
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24 (a)	18,643,544
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	19,985,167
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,577,570
15,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22	15,885,258
4,000,000	Public Service Electric
	3 3/4%, 3/15/24 (a)	4,153,856
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,155,621
10,000,000	Public Service Electric
	3.00%, 5/15/27	10,385,310
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,188,626
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)	17,350,848
13,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	13,521,032
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	4,098,443
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)	3,024,422
4,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)	4,196,888

		309,279,129

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 4.4%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29 (a)	$5,130,222
17,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	18,326,009
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,032,227
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,743,175
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)	3,141,507
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	11,387,962
13,500,000	Enterprise Products Operating LP
	3.35%, 3/15/23	13,752,974
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	6,171,219
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	6,789,901
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	9,841,897
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	13,022,372
4,000,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)	4,299,763
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)	16,958,723
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,374,104
9,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28	10,253,565
6,000,000	Williams Partners LP
	4.30%, 3/04/24 (a)(b)	6,286,829
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,281,072

		148,793,521

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.7%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$4,785,896
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,262,526
7,000,000	AT&T Inc.
	3.55%, 6/01/24	7,265,808
4,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)	3,969,362
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	16,084,800
5,275,000	Comcast Corp.
	10 1/8%, 4/15/22	5,340,991
3,200,000	Comcast Corp.
	9 7/8%, 6/15/22	3,297,484
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,181,949
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	6,283,812
10,190,000	Crown Castle International Corp.
	4.45%, 2/15/26	10,965,698
4,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	4,195,402
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	20,838,501
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	21,412,746
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,782,088

		124,667,063

	Total Bonds
	(Cost $547,670,692)	582,739,713

	TOTAL INVESTMENTS - 131.8%
	(Cost $3,383,467,860)	$4,432,829,617

	Secured borrowings - (17.8)%	(598,000,000)
	Secured notes - (8.9)%	(300,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (6.2)%	(207,000,000)
	Other assets less other liabilities - 1.1%	36,166,170

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,363,995,787

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2022

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.
*	Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2022:

	Level 1	Level 2
Common stocks & MLP interests	$3,850,089,904	—
Bonds	—	$582,739,713
Total	$3,850,089,904	$582,739,713

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.